LOANS (Details 3) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	$ 4,969	$ 4,767
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing	2,166	1,745
One- to four-family residential real estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	4,785	4,331
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing	2,166	1,745
Nonresidential real estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	173	410
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing	0	0
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	11	26
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing	$ 0	$ 0